 Investment Portfolioas of November 30, 2022 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 99.1%
Australia 6.4%
BHP Group Ltd.	387,345	12,152,806
BlueScope Steel Ltd.	535,187	6,497,889
Sonic Healthcare Ltd.	387,817	8,582,627
(Cost $28,185,126)		27,233,322
Austria 1.0%
OMV AG (Cost $4,646,155)	80,559	4,263,316
Belgium 2.3%
UCB SA (Cost $14,378,048)	123,436	9,936,639
Denmark 1.6%
AP Moller - Maersk AS "B" (Cost $5,821,098)	3,115	6,812,122
Finland 1.7%
Nokia Oyj (Cost $6,086,519)	1,463,328	7,236,215
France 13.4%
Arkema SA	20,851	1,853,458
BNP Paribas SA	256,185	14,505,538
Cie de Saint-Gobain	35,362	1,642,077
Cie Generale des Etablissements Michelin SCA	70,885	2,005,049
Credit Agricole SA	771,364	7,865,613
Kering SA	11,196	6,769,173
Sanofi	69,212	6,270,755
Societe Generale SA	221,012	5,621,311
Television Francaise 1	1,010,310	7,634,095
TotalEnergies SE	43,261	2,719,498
(Cost $57,964,986)		56,886,567
Germany 5.6%
Bayer AG (Registered)	138,233	8,070,945
Brenntag SE	116,497	7,398,923
Deutsche Post AG (Registered)	91,358	3,658,960
Infineon Technologies AG	131,449	4,451,074
(Cost $21,870,887)		23,579,902
Ireland 2.2%
CRH PLC	95,993	3,839,758
DCC PLC	31,862	1,701,890
James Hardie Industries PLC (CDI)	186,616	3,759,758
(Cost $9,714,572)		9,301,406

Italy 1.0%
Intesa Sanpaolo SpA	984,137	2,204,094
UniCredit SpA	133,474	1,835,779
(Cost $3,997,960)		4,039,873
Japan 29.1%
Chugai Pharmaceutical Co., Ltd.	47,900	1,292,131
Fujitsu Ltd.	34,200	4,705,719
ITOCHU Corp.	170,400	5,353,560
Kyocera Corp.	221,800	11,563,467
Mitsubishi UFJ Financial Group, Inc.	767,700	4,226,403
Mitsui & Co., Ltd.	73,300	2,131,295
Murata Manufacturing Co., Ltd.	70,000	3,899,723
Nintendo Co., Ltd.	245,300	10,548,652
Nitto Denko Corp.	60,300	3,808,932
Ono Pharmaceutical Co., Ltd.	367,900	9,433,861
Sekisui House Ltd.	609,300	11,426,965
Shin-Etsu Chemical Co., Ltd.	72,823	9,410,826
Sony Group Corp.	89,100	7,397,836
Sumitomo Metal Mining Co., Ltd.	70,400	2,395,402
Sumitomo Mitsui Financial Group, Inc.	585,226	19,863,349
Takeda Pharmaceutical Co., Ltd.	208,000	6,135,703
Tokyo Electron Ltd.	28,200	9,581,185
(Cost $127,809,821)		123,175,009
Luxembourg 0.4%
ArcelorMittal SA (Cost $2,141,755)	63,469	1,728,033
Netherlands 1.9%
Randstad NV (Cost $7,304,162)	139,526	8,091,124
New Zealand 0.3%
Fletcher Building Ltd. (Cost $975,488)	338,516	1,067,281
Norway 2.2%
Equinor ASA (Cost $7,490,162)	242,010	9,304,925
Singapore 1.3%
Venture Corp., Ltd. (Cost $5,293,786)	431,600	5,529,991
Spain 1.8%
Banco Bilbao Vizcaya Argentaria SA	209,356	1,241,416
Banco Santander SA	2,083,191	6,277,387
(Cost $7,555,886)		7,518,803
Sweden 1.3%
Telefonaktiebolaget LM Ericsson "B" (Cost $8,433,534)	842,616	5,365,145
Switzerland 13.4%
Cie Financiere Richemont SA (Registered)	72,141	9,586,815
Glencore PLC	262,847	1,816,410
Holcim AG	200,133	10,500,192
Kuehne & Nagel International AG (Registered)	30,643	7,492,752
Novartis AG (Registered)	223,627	19,847,088
STMicroelectronics NV	199,432	7,674,119
(Cost $54,908,464)		56,917,376

United Kingdom 12.2%
Anglo American PLC	48,990	2,047,153
BP PLC	1,283,226	7,695,833
British American Tobacco PLC	286,148	11,724,201
Ferguson PLC	42,895	4,892,499
GSK PLC	216,455	3,681,590
Imperial Brands PLC	324,255	8,355,348
Johnson Matthey PLC	41,602	1,063,563
Kingfisher PLC	1,206,698	3,558,155
Lloyds Banking Group PLC	8,195,336	4,713,017
Taylor Wimpey PLC	1,824,254	2,317,599
Tesco PLC	558,510	1,543,561
(Cost $48,157,570)		51,592,519
Total Common Stocks (Cost $422,735,979)		419,579,568

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 3.7% (a) (Cost $641,079)	641,079	641,079

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $423,377,058)	99.3	420,220,647
Other Assets and Liabilities, Net	0.7	3,091,615
Net Assets	100.0	423,312,262
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 are as follows:
Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.69% (a) (b)
—	0 (c)	—	—	—	16,113	—	—	—
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 3.7% (a)
1,536,679	11,542,318	12,437,918	—	—	10,379	—	641,079	641,079
1,536,679	11,542,318	12,437,918	—	—	26,492	—	641,079	641,079

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

CDI: Chess Depositary Interest

At November 30, 2022 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Cash Equivalents)
Health Care	73,251,339	18%
Financials	68,353,907	16%
Materials	60,874,180	15%
Information Technology	60,006,638	14%
Industrials	50,242,483	12%
Consumer Discretionary	43,061,592	10%
Energy	23,983,572	6%
Consumer Staples	21,623,110	5%
Communication Services	18,182,747	4%
Total	419,579,568	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$27,233,322	$—	$27,233,322
Austria	—	4,263,316	—	4,263,316
Belgium	—	9,936,639	—	9,936,639
Denmark	—	6,812,122	—	6,812,122
Finland	—	7,236,215	—	7,236,215
France	—	56,886,567	—	56,886,567
Germany	—	23,579,902	—	23,579,902
Ireland	—	9,301,406	—	9,301,406
Italy	—	4,039,873	—	4,039,873
Japan	—	123,175,009	—	123,175,009
Luxembourg	—	1,728,033	—	1,728,033
Netherlands	—	8,091,124	—	8,091,124
New Zealand	—	1,067,281	—	1,067,281
Norway	—	9,304,925	—	9,304,925
Singapore	—	5,529,991	—	5,529,991
Spain	—	7,518,803	—	7,518,803
Sweden	—	5,365,145	—	5,365,145
Switzerland	—	56,917,376	—	56,917,376
United Kingdom	—	51,592,519	—	51,592,519
Short-Term Investments	641,079	—	—	641,079
Total	$641,079	$419,579,568	$—	$420,220,647

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCIF-PH1
R-080548-2 (1/25)